Balance Sheets (Mymd Pharmaceuticals Inc.) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 18,617,955	$ 517,444
Total Current Assets	36,842,761	10,310,814
Total Assets	36,842,761	10,884,935
LIABILITIES AND STOCKHOLDER'S DEFICIT
Trade accounts payable	569,999	599,306
Total Current Liabilities	2,263,295	1,529,765
Total Liabilities	2,263,295	1,529,765
Stockholders' Deficit
Common stock value	171,598,681	128,920,414
Accumulated Deficit	(137,163,739)	(119,583,130)
Total Stockholders' Deficit	34,579,466	9,355,170
Total Liabilities and Stockholders' Deficit	36,842,761	10,884,935
Mymd Pharmaceuticals Inc. [Member]
Current Assets:
Cash	133,733	132,023
Prepaid expenses and other current assets	1,218	17,472
Total Current Assets	134,951	149,495
Intangible Assets		18,334
Total Assets	134,951	167,829
LIABILITIES AND STOCKHOLDER'S DEFICIT
Trade accounts payable	1,025,063	878,620
Due to Related Party	39,177	14,577
Accrued interest, related party	175,679	10,639
Loan Payable, related party	1,200,000
Payroll Protection Program Loan	54,000
Total Current Liabilities	2,493,919	903,836
Line of credit, related party, net of unamortized debt discount	1,734,237	990,355
Total Liabilities	4,228,156	1,894,191
Stockholders' Deficit
Common stock value	4,004	3,806
Additional Paid in Capital	43,411,488	36,848,064
Accumulated Deficit	(47,508,697)	(38,578,232)
Total Stockholders' Deficit	(4,093,205)	(1,726,362)
Total Liabilities and Stockholders' Deficit	$ 134,951	$ 167,829